Financial instruments (Details 2) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (27,700)	$ (23,700)
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,185)	(1,250)
Recurring fair value measurement [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,039)	(1,036)
Recurring fair value measurement [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(20)	(29)
Recurring fair value measurement [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(126)	(185)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(126)	(185)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(126)	(185)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,059)	(1,065)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,039)	(1,036)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (20)	$ (29)